Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Income Taxes.
Liability, beginning of year	$ 6,120	$ 7,354
Gross increases - current period	3,946	640
Lapsing due to statutes of limitations	(3,913)	(1,874)
Liability, end of year	$ 6,153	$ 6,120